CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	Total	COMMON STOCK, $1 PAR VALUE:	ADDITIONAL PAID-IN CAPITAL:	TREASURY STOCK, AT COST:	RETAINED EARNINGS:	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
Balance at Dec. 31, 2008		$ 363.1	$ 46.1	$ (17.4)	$ 4,724.7	$ (269.8)
Net Income	111.9				111.9
Other comprehensive (loss) income	306.0					306.0
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(196.1)
Stock compensation and tax benefit			33.9
Stock compensation		1.3
Balance at Dec. 31, 2009	5,103.7	364.4	80.0	(17.4)	4,640.5	36.2
Net Income	457.6				457.6
Other comprehensive (loss) income	5.1					5.1
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(252.0)
Retirements		(0.4)	(17.0)	17.4
Stock compensation and tax benefit			42.1
Stock compensation		1.3
Balance at Dec. 31, 2010	5,357.8	365.3	105.1		4,846.1	41.3
Net Income	1,042.3				1,042.3
Purchases, shares: 2011-9.2				(337.6)
Other comprehensive (loss) income	(260.3)					(260.3)
Cash dividends declared on common stock, per share: 2011-$1.30; 2010-$.69; 2009-$.54					(468.2)
Retirements		(9.2)	(82.7)	337.6	(245.7)
Stock compensation and tax benefit			29.7
Stock compensation		0.7
Balance at Dec. 31, 2011	$ 5,364.4	$ 356.8	$ 52.1		$ 5,174.5	$ (219.0)